Unproved Mineral Properties Disclosure	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020
Notes
Unproved Mineral Properties Disclosure

NOTE 3 - UNPROVED MINERAL PROPERTIES

Following is the schedule of the Company’s unproved mineral properties as at October 31, 2020 and January 31, 2020:

Mineral Claims at October 31, 2020
Mineral Claims	January 31, 2020	Additions/ Payments	Effect of foreign currency translation	October 31, 2020
Farellon Project
Farellon Alto 1-8	$343,648	$-	$12,270	$355,918
Quina	132,455	-	4,730	137,185
Exeter	134,530	-	4,803	139,333
	610,633	-	21,803	632,436

Perth Project	42,484	-	1,517	44,001

Total Costs	$653,117	$-	$23,320	$676,437

Mineral Claims at January 31, 2020
	January 31, 2019	Additions/ Payments	Effect of foreign currency translation	January 31, 2020
Farellon Project
Farellon Alto 1-8	$411,268	$-	$(67,620)	$343,648
Quina	158,519	-	(26,064)	132,455
Exeter	109,584	50,000	(25,054)	134,530
	679,371	50,000	(118,738)	610,633

Perth Project	51,178	-	(8,694)	42,484

Total Costs	$730,549	$50,000	$(127,432)	$653,117

NOTE 5 - UNPROVED MINERAL PROPERTIES

The following are the schedules of the Company’s unproved mineral properties as at January 31, 2020 and 2019:

Mineral Claims at January 31, 2020
	January 31, 2019	Additions/ Payments	Effect of foreign currency translation	January 31, 2020
Farellon Project
Farellon Alto 1-8(1)	$411,268	$-	$(67,620)	$343,648
Quina	158,519	-	(26,064)	132,455
Exeter	109,584	50,000	(25,054)	134,530
	679,371	50,000	(118,738)	610,633

Perth Project	51,178	-	(8,694)	42,484

Total Costs	$730,549	$50,000	$(127,432)	$653,117

Mineral Claims at January 31, 2019
	January 31, 2018	Additions/ Payments	Effect of foreign currency translation	January 31, 2019
Farellon Project
Farellon Alto 1-8(1)	$443,027	$10,635	$(42,394)	$411,268
Quina	117,145	51,962	(10,588)	158,519
Exeter	92,741	26,837	(9,994)	109,584
	652,913	89,434	(62,976)	679,371

Perth Project	41,703	14,096	(4,621)	51,178

Total Costs	$694,616	$103,530	$(67,597)	$730,549

Farellon Project, Quina Claim

On December 15, 2014, the Company entered into an option agreement to earn a 100% interest in the Quina 1-56 Claim (the “Quina Option”). In order to exercise the Quina Option, the Company was required to pay $150,000 over a four-year-period (the “Quina Option Payment”), of which $100,000 could have been paid in combination of shares and cash, as detailed in the following schedule:

Date	Option Payment	Shares Issued
Upon execution of the option agreement (“Execution date”)	$25,000	500,000
12 months subsequent to the Execution date	25,000	833,333
24 months subsequent to the Execution date	25,000	357,143
36 months subsequent to the Execution date	25,000	357,143
48 months subsequent to the Execution date (paid in cash)	50,000	n/a
Total	$150,000	2,047,619

The number of shares issued for each option payment was determined based on the average trading price of the Company’s shares during a 30-day period prior to the payment. As of January 31, 2020, the Company had exercised its Quina Option and holds 100% interest in Quina Claim. In addition to the Quina Option Payment, the Company agreed to pay a 1.5% royalty from net smelter returns (“NSR”) on the Quina Claim, which can be bought out for a one-time payment of $1,500,000.

Farellon Project, Exeter Claim

On June 3, 2015, Polymet entered into an option agreement, made effective on June 15, 2015, to earn 100% interest in a mining exploration claim Exeter 1-54 (the “Exeter Claim”).

In order to acquire 100% interest in the Exeter Claim, the Company is required to pay a total of $150,000 as outlined in the following schedule:

Option Payment
Upon execution of the option agreement	$25,000
On or before May 12, 2016	25,000
On or before May 12, 2017	25,000
On or before May 12, 2018	25,000
On or before May 12, 2019	50,000
Total	$150,000

In addition to the option payments, the Company agreed to pay a 1.5% NSR royalty on the Exeter Claim, which the Company may buy out for a one-time payment of $750,000 any time after acquiring 100% of the Exeter Claim.

On May 13, 2019, the Company made the fifth and the final option payment of $50,000 to acquire a 100% interest in the Exeter Claim. The funds to make the option payment were advanced to the Company by its CEO and director in exchange for a note payable which accumulates interest at 8% per annum compounded monthly, is unsecured and payable on or after July 31, 2021.